Lazard U.S. Equity Concentrated Portfolio
RISK/RETURN
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”).
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees Lazard U.S. Equity Concentrated Portfolio	Institutional Shares	Open Shares
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Lazard U.S. Equity Concentrated Portfolio		Institutional Shares	Open Shares
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		1.57%	5.54%
Total Annual Portfolio Operating Expenses		2.27%	6.49%
Fee Waiver and Expense Reimbursement	[1]	1.32%	5.24%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.95%	1.25%
[1]	Reflects a contractual agreement by Lazard Asset Management LLC (the "Investment Manager") to waive its fee and, if necessary, reimburse the Portfolio until June 1, 2013 to the extent Total Annual Portfolio Operating Expenses exceed .95% and 1.25% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively, and from June 1, 2013 through April 30, 2022, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% and 1.40% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively. All limitations on Total Annual Portfolio Operating Expenses are exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Fund's Board of Directors (the "Board"), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waivers described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lazard U.S. Equity Concentrated Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	97	335	592	1,327
Open Shares	127	428	752	1,667

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies of any market capitalization. The Portfolio has a concentrated portfolio of investments, typically investing in 15 to 35 companies with market capitalizations generally greater than $350 million. The Portfolio seeks to outperform broad-based securities market indices, such as the S&P 500® Index, the Russell 1000® Index and the Russell 3000® Index. The Investment Manager’s philosophy employed for the Portfolio is based on value creation through its process of bottom-up stock selection, and the Investment Manager implements a disciplined portfolio construction process. The Investment Manager’s fundamental research seeks to identify investments typically featuring robust organic cash flow, balance sheet strength and operational flexibility.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of U.S. companies. The Portfolio may invest up to 10% of its total assets in securities of non-U.S. companies that trade in U.S. markets.

The Portfolio is non-diversified, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value, such as investor perception. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-U.S. securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Because the Portfolio may invest in a smaller number of issuers than other, more diversified, investment portfolios, the Portfolio’s net asset value (“NAV”) may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31

As of May 31, 2012, the Portfolio changed its name from “Lazard U.S. Equity Value Portfolio” to “Lazard U.S. Equity Concentrated Portfolio,” adopted the Portfolio’s current investment strategies and will compare its performance to the S&P 500 Index. Prior to May 31, 2012, the Portfolio was a “diversified” fund, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The accompanying bar chart and table provide some indication of the risks of investing in Lazard U.S. Equity Concentrated Portfolio by showing the Portfolio’s year-by-year and average annual performance (prior to the change in investment strategy described above) compared to those of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 19.10% Worst Quarter: 12/31/08 -21.54%

Average Annual Total Returns (for the periods ended December 31, 2011)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns Lazard U.S. Equity Concentrated Portfolio	1 Year	5 Years	Life of Portfolio	Inception Date
Institutional Shares	(1.47%)	(2.23%)	1.89%	Sep. 30, 2005
Institutional Shares After Taxes on Distributions	(1.74%)	(2.73%)	1.13%
Institutional Shares After Taxes on Distributions and Sale of Portfolio Shares	(0.61%)	(2.02%)	1.33%
Open Shares	(1.77%)	(2.49%)	1.61%	Sep. 30, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.51%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	1.29%